Non-cash operating items (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	2017	2016
Accounts receivable	$(45,818)	$297
Fuel and natural gas in storage	(4,385)	4,488
Supplies and consumable inventory	(1,864)	134
Income taxes receivable	(557)	39
Prepaid expenses	(2,755)	(5,197)
Accounts payable	7,525	19,596
Accrued liabilities	12,377	11,503
Current income tax liability	(3,190)	(3,222)
Net regulatory assets and liabilities	(46,344)	(11,492)
	$(85,011)	$16,146